Share-based payments - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period of share awards		3 years
Weighted average share price at exercise date	$ 8,225.7	$ 5,470.3	$ 4,950.5
Liabilities from share-based payment transactions	$ 0	$ 0	$ 0
Maximum [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
IHG share price	$ 10,180	$ 7,118	$ 5,338
Minimum [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
IHG share price	7,016	4,832	4,193
Closing [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
IHG share price	$ 9,954	$ 7,090	$ 4,744